Note 9 - Debt, Credit Facility and Leases (Details Textual) $ in Thousands, $ in Millions					12 Months Ended
	Feb. 16, 2026	Jul. 21, 2022 USD ($)	Jul. 09, 2020 CAD ($)	Mar. 19, 2020 USD ($)	Feb. 15, 2026	Feb. 15, 2025	Feb. 15, 2024	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 09, 2020 USD ($) Contract	Jul. 09, 2020 CAD ($) Contract	Feb. 19, 2020 USD ($)
Proceeds from issuance of long-term debt								$ 239,000	$ 25,000	$ 0
Finance lease liability								26,815	20,900
Finance lease liability, current								9,800	9,500
Finance lease liability, noncurrent								17,000	11,400
Finance lease right-of-use asset								20,300	23,100
Finance lease right-of-use asset, amortization								12,600	7,100	8,900
Finance lease, interest expense								900	$ 900	$ 600
Finance lease, liability, payment, due								29,792
Finance lease, liability, undiscounted excess amount								$ 2,977
Finance lease, weighted average remaining lease term (year)								2 years 2 months 12 days	1 year 10 months 24 days
Finance lease, weighted average discount rate, percent								9.90%	6.50%
Finance lease, liability, statement of financial position [Extensible Enumeration]								Liabilities	Finance lease liability	Finance lease liability
Finance lease, right-of-use asset, statement of financial position [Extensible Enumeration]								Properties, plants, equipment and mineral interests, net	Properties, plants, equipment and mineral interests, net
Operating lease liability								$ 8,634	$ 11,100
Operating lease liability, current								800	2,500
Operating lease liability, noncurrent								7,800	8,600
Operating lease right-of-use asset								8,349	11,064
Operating lease expense								$ 3,100	$ 3,100	$ 3,900
Operating lease, weighted average remaining lease term (year)								9 years 9 months 18 days	8 years 10 months 24 days
Operating lease, weighted average discount rate, percent								6.50%	6.00%
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]								Liabilities, Current
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]								Liabilities, Current	Liabilities, Current
Operating lease, liability, statement of financial position [Extensible Enumeration]								Operating lease liability	Operating lease liability	Operating lease liability
New Credit Agreement [Member]
Line of credit facility, maximum borrowing capacity								$ 15,100
Long-term line of credit								6,900	$ 7,800
Proceeds from lines of credit								128,000
New Credit Agreement [Member] | Revolving Credit Facility [Member]
Interest expense debt								$ 600
Line of credit facility, maximum borrowing capacity		$ 150,000
Line of credit facility, maximum borrowing capacity, option		$ 75,000
New Credit Agreement [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Line of credit facility, commitment fee percentage		0.45%
New Credit Agreement [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Line of credit facility, commitment fee percentage		0.7875%
New Credit Agreement [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Debt instrument, basis spread on variable rate								2.00%
New Credit Agreement [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Debt instrument, basis spread on variable rate								3.50%
New Credit Agreement [Member] | Base Rate [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Debt instrument, basis spread on variable rate								1.00%
Debt instrument, basis spread on variable rate, applicable margin		1.00%
New Credit Agreement [Member] | Base Rate [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Debt instrument, basis spread on variable rate								2.50%
New Credit Agreement [Member] | Fed Funds Effective Rate Overnight Index Swap Rate [Member] | Revolving Credit Facility [Member]
Debt instrument, basis spread on variable rate								0.50%
New Credit Agreement [Member] | Leverage Ratio Applicable Margin [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Debt instrument, participation fee, percent		2.00%
New Credit Agreement [Member] | Leverage Ratio Applicable Margin [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Debt instrument, participation fee, percent		3.50%
Senior Notes [Member] | The 2028 Senior Notes [Member]
Debt instrument, interest rate, stated percentage								7.25%	7.25%				7.25%
Debt instrument, face amount													$ 475,000
Underwriting discount on senior notes													1.16%
Debt instrument, unamortized discount													$ 5,500
Debt instrument, redemption price, percentage						103.625%	105.438%
Debt instrument, redemption price, percentage, net of cash proceeds of equity offerings										35.00%
Debt instrument, redemption price, percentage, including accrued and unpaid interest										101.00%
Senior Notes [Member] | The 2028 Senior Notes [Member] | Forecast [Member]
Debt instrument, redemption price, percentage	100.00%				101.813%
Senior Notes [Member] | The 2021 Senior Notes [Member]
Proceeds from issuance of long-term debt				$ 469,500
Previously outstanding				6.875%
Interest expense debt								$ 34,400	$ 35,400	$ 35,400
Senior Notes [Member] | IQ Notes [Member]
Debt instrument, interest rate, stated percentage								7.25%	7.25%		6.515%	6.515%
Debt instrument, face amount											$ 36,800	$ 50.0
Interest expense debt								$ 2,300	$ 2,300	$ 2,300
Debt instrument, unamortized premium, percentage of principal											103.65%	103.65%
Debt instrument, unamortized premium												$ 1.8
Debt instrument, effective annual yield											5.74%	5.74%
Debt instrument, number of issuance installments | Contract											4	4
Proceeds from issuance of debt			$ 12.5
Payments of debt issuance costs			$ 0.6
Debt instrument, covenant, investment over next four years												$ 100.0